Billet Finder Inc. - Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	65,000,000	65,000,000
Common Stock, Shares Issued	7,275,000	7,275,000
Common Stock, Shares Outstanding	7,275,000	7,275,000